Reverse Repurchase Agreements - Non Trading (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Reserve Repurchase Agreements Non-Trading [Abstract]
Summary of Reverse Repurchase Agreements - Non Trading

		Group
	2021	2020
	£m	£m
Agreements with banks	447	1,258
Agreements with customers	12,236	18,341
	12,683	19,599